UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Palo Alto Investors, LLC
Address:	470 University Avenue
		Palo Alto, CA 94301

Form 13F File Number:	28-10266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William L. Edwards
Title:	President of Palo Alto Investors, Manager
Phone:	(650) 325-0772

Signature, Place and Date of Signing:

William L. Edwards		Palo Alto, CA			November 13, 2002


Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		79

Form 13F Information Table Value Total:		134,544


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER             TITLE OF   CUSIP        VALUE        SHARES         INV.    OTHER         VOTING AUTH
                           CLASS                   X1000                       DISC    MGR      SOLE       SHR   NONE

Actuate Corporation        Common     00508B102     1298      1,366,049        Sole           1,366,049
Acxiom Corporation         Common     005125109      142         10,000        Sole              10,000
Agile Software             Common     00846X105      919        143,300        Sole             143,300
Align Technology           Common     016255101      100         36,100        Sole              36,100
Allegiance Telecom Inc.    Common     01747T102     2404      2,896,100        Sole           2,896,100
Arena Pharmaceuticals      Common     040047102     2729        487,314        Sole             487,314
Art Technology Group       Common     04289L107     2932      3,054,537        Sole           3,054,537
ArthroCare Corp            Common     043136100    10244        845,200        Sole             845,200
Biosite Inc.               Common     090945106      677         23,350        Sole              23,350
Canadian Superior Energy   Common     136644101      630        735,300        Sole             735,300
Capstone Turbine Corp      Common     14067D102      472        800,000        Sole             800,000
Carbon Energy Corp         Common     141106104      920         93,800        Sole              93,800
Centra Software            Common     15234X103     2094      1,676,752        Sole           1,676,752
ClickAction, Inc.          Common     18681E107      169      1,407,862        Sole           1,407,862
Cohesion Technologies Inc  Common     19248N101     1710        464,700        Sole             464,700
Columbia Sportswear Co.    Common     198516106      208          6,000        Sole               6,000
Conductus Inc.             Common     206784100      915      1,777,005        Sole           1,777,005
Corio Inc                  Common     218875102      559        887,300        Sole             887,300
Corixa Corporation         Common     21887F100     1964        310,200        Sole             310,200
Corner Bay Silver          Common     21922F107      364        156,700        Sole             156,700
Cross Country Inc          Common     22748P105      826         59,000        Sole              59,000
Curon Medical, Inc.        Common     231292103      741      1,277,100        Sole           1,277,100
Cysive, Inc.               Common     23281T108      177         77,600        Sole              77,600
Denbury Resources Inc      Common     247916208     2701        265,600        Sole             265,600
Digital River              Common     25388B104     1212        158,003        Sole             158,003
Docent, Inc.               Common     25608L106     1717      2,259,600        Sole           2,259,600
Dyax                       Common     26746E103      386        198,900        Sole             198,900
Dynegy Inc                 Common     26816Q101     1444      1,245,000        Sole           1,245,000
E-Loan Inc.                Common     26861P107     5801      4,203,734        Sole           4,203,734
Esperion Therapeutics Inc  Common     29664R106      269         47,000        Sole              47,000
Excelon Corp               Common     300691102      625      2,405,110        Sole           2,405,110
Exponent                   Common     30214U102     6225        493,482        Sole             493,482
Geerlings & Wade           Common     368473104      440        720,770        Sole             720,770
Genaissance Pharmaceutica  Common     36867W105       65        110,800        Sole             110,800
Genencor International     Common     368709101     4046        425,400        Sole             425,400
IDEC Pharmaceuticals       Common     449370105      234          5,631        Sole               5,631
Impath Inc                 Common     45255G101      563         43,600        Sole              43,600
Intellicorp, Inc.          Common     458153103        1         91,696        Sole              91,696
Laboratory Corp of Americ  Common     50540R409      557         16,500        Sole              16,500
Latitude Comm              Common     518292107      678      1,189,527        Sole           1,189,527
Maximus                    Common     577933104      242         10,800        Sole              10,800
Mercator Software, Inc.    Common     587587106     1011        777,436        Sole             777,436
Meridian Gold, Inc.        Common     589975101     5334        291,489        Sole             291,489
N. American Scientific     Common     65715D100      396         51,900        Sole              51,900
NIKU Corp                  Common     654113109       95        727,442        Sole             727,442
Navidec                    Common     63934Q101      230      2,086,709        Sole           2,086,709
Nexprise Inc.              Common     65333Q202      897        357,479        Sole             357,479
North Amer Pall            Common     656912102     1839        438,600        Sole             438,600
Pacific Rim Mining         Common     694915208       18         35,000        Sole              35,000
Parametric Technology Cor  Common     699173100       41         23,000        Sole              23,000
Patina Oil & Gas           Common     703224105     5129        179,950        Sole             179,950
Petroquest Energy          Common     716748108     6654      1,505,400        Sole           1,505,400
Pfizer Inc                 Common     717081103     1698         58,500        Sole              58,500
PharmChem Labs             Common     717133102      760      1,520,935        Sole           1,520,935
Pharmacyclics Inc.         Common     716933106     1036        345,200        Sole             345,200
Preview Systems, Inc.      Common     741379101       33        935,854        Sole             935,854
RSA Security               Common     749719100       50         15,000        Sole              15,000
Rehabcare Group            Common     759148109      231         10,000        Sole              10,000
Restoration Hardware Inc.  Common     760981100     4363      1,198,102        Sole           1,198,102
Saflink From Warrants      Common     786578302     1275        500,000        Sole             500,000
San Juan Basin Trust       Common     798241105      626         53,500        Sole              53,500
Secure Computing           Common     813705100     3735      1,167,293        Sole           1,167,293
SeeBeyond Technology       Common     815704101     2183      1,559,000        Sole           1,559,000
Selectica                  Common     816288104     8203      2,291,403        Sole           2,291,403
St. Jude Medical Inc       Common     790849103      286          8,000        Sole               8,000
Stellent Inc               Common     85856W105       51         13,500        Sole              13,500
Strategic Diagnostic       Common     862700101       37         10,000        Sole              10,000
Superior Energy Services   Common     868157108      176         27,000        Sole              27,000
Titan Pharmaceuticals      Common     888314101      336        216,800        Sole             216,800
Tumbleweed Comm            Common     899690101     3901      4,286,520        Sole           4,286,520
Ultra Petroleum Corp       Common     903914109     7708        923,100        Sole             923,100
Unify Corporation          Common     904743101      370      1,056,598        Sole           1,056,598
Valicert                   Common     91915Q105     1394      3,098,077        Sole           3,098,077
Valley Media               Common     91972C106                  21,100        Sole              21,100
Vicinity Corporation       Common     925653107     2374      1,059,692        Sole           1,059,692
W-H Energy Services Inc.   Common     92925E108     2207        127,600        Sole             127,600
WebEx Comm                 Common     94767L109     6510        581,727        Sole             581,727
WebSense                   Common     947684106     2935        252,836        Sole             252,836
iPrint Technologies        Common     462628108       27      1,335,522        Sole           1,335,522




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